Accounts Receivable and Loans (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U S Card Services [Member] | Cardmember Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	2.10%	2.90%
Net Write-Off Rate - Principal, Interest, and Fees	2.30%	3.20%
30 Days Past Due as a % of Total	1.20%	1.40%
U S Card Services [Member] | Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.90%	1.70%
Net Write-Off Rate - Principal, Interest, and Fees	2.10%	1.90%
30 Days Past Due as a % of Total	1.80%	1.90%
International Card Services [Member] | Cardmember Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.90%	2.70%
Net Write-Off Rate - Principal, Interest, and Fees	2.40%	3.30%
30 Days Past Due as a % of Total	1.50%	1.70%
International Card Services [Member] | Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Loss Ratio as a % of Charge Volume	0.16%	0.15%
90 days past billing as a percentage of receivables	0.90%	0.90%
Global Commercial Services [Member] | Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Loss Ratio as a % of Charge Volume	0.06%	0.06%
90 days past billing as a percentage of receivables	0.80%	0.80%